PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,773	$ 1,787
Less - accumulated depreciation and amortization	1,730	1,737
Property and equipment, net	43	50
Depreciation and amortization expenses	7	13	33
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,705	1,721
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24	22
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44	$ 44